Borrowings - Terminated Facilities (Details) $ in Thousands												12 Months Ended
	Jul. 16, 2020 USD ($)	Mar. 13, 2020 USD ($)	Mar. 07, 2019 USD ($)	Mar. 06, 2019 USD ($)	Dec. 12, 2018 USD ($)	Nov. 13, 2018 USD ($)	Jan. 05, 2018 USD ($)	Apr. 05, 2017 USD ($)	Jul. 25, 2016 USD ($)	Jul. 19, 2016 USD ($) item	Apr. 05, 2016 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 14, 2018 USD ($)	Feb. 18, 2016 USD ($)	Nov. 12, 2014 USD ($)
Borrowings
Unamortized loan fees written off to profit or loss												$ 604	$ 1,918	$ 988
Drawn amount													479,984	445,000
Amount outstanding												1,085,758	1,285,543
Amount repaid												$ 205,179	$ 540,701	465,195
Citibank N.A., London Branch, Nordea Bank Finland PLC London Branch, DVB Bank America N.V., ABN Amro Bank N.V., Skandinaviska Enskilda Banken AB and BNP Paribas facility (Terminated Partnership Facility) | GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GasLog Partners LP, GasLog Partners Holdings LLC
Borrowings
Maximum loan facility amount																	$ 450,000
Prepayment of debt				$ 354,375
Unamortized loan fees written off to profit or loss			$ 988
Five Vessel Refinancing
Borrowings
Unamortized loan fees written off to profit or loss	$ 977
Five Vessel Refinancing | GAS-twenty seven Ltd.
Borrowings
Debt assumed from acquired entities															$ 93,896
Five Vessel Refinancing | GAS-nineteen Ltd., GAS-twenty Ltd., GAS-twenty one Ltd and GAS-twenty seven Ltd
Borrowings
Refinance of outstanding debt											$ 535,500
Five-year senior tranche facility
Borrowings
Prepayment of debt	221,553
Drawn amount											323,162
Amount outstanding														240,422
Five-year senior tranche facility | Maximum
Borrowings
Maximum loan facility amount																$ 396,500
Two-year bullet junior tranche facility
Borrowings
Prepayment of debt							$ 29,750	$ 120,042
Drawn amount											$ 149,792
Two-year bullet junior tranche facility | Maximum
Borrowings
Maximum loan facility amount																$ 180,000
Citigroup Global Market Limited, Credit Suisse AG, Nordea Bank AB, Skandinaviska Enskilda Banken AB (publ), HSBC Bank Plc, ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V (Legacy Facility Refinancing)
Borrowings
Maximum loan facility amount										$ 1,050,000
Prepayment of debt	211,846
Unamortized loan fees written off to profit or loss	$ 941
Amount outstanding														$ 201,037
Number of vessels refinanced | item										8
Number of existing credit facilities being refinanced | item										6
Citigroup Global Market Limited, Credit Suisse AG, Nordea Bank AB, Skandinaviska Enskilda Banken AB (publ), HSBC Bank Plc, ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V (Legacy Facility Refinancing) | GAS-seven Ltd.
Borrowings
Debt assumed from acquired entities									$ 122,292
Refinance of outstanding debt									124,000
Citigroup Global Market Limited, Credit Suisse AG, Nordea Bank AB, Skandinaviska Enskilda Banken AB (publ), HSBC Bank Plc, ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V (Legacy Facility Refinancing) | GAS-eight Ltd.
Borrowings
Debt assumed from acquired entities									124,141
Refinance of outstanding debt									$ 127,080
Citigroup Global Market Limited, Credit Suisse AG, Nordea Bank AB, Skandinaviska Enskilda Banken AB (publ), HSBC Bank Plc, ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V (Term loan facility)
Borrowings
Maximum loan facility amount										$ 950,000
Term of debt instrument										5 years
Citigroup Global Market Limited, Credit Suisse AG, Nordea Bank AB, Skandinaviska Enskilda Banken AB (publ), HSBC Bank Plc, ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V (Revolving credit facility)
Borrowings
Maximum loan facility amount										$ 100,000
Drawn amount		$ 25,940				$ 25,940
Amount repaid					$ 25,940